Condensed Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 21,298	$ 24,455	$ 10,006
Restricted cash			9,139
Short-term investments	2,664	13,677
Accounts receivable	7,231	6,215	2,834
Accounts receivable from related parties	1,230	903	136
Inventories, net	12,837	11,666	4,872
Prepaid expenses and other current assets	1,765	1,737	478
Total current assets	47,025	58,653	27,465
Property, plant and equipment, net	15,795	9,420	3,528
Other assets	639	806	2,785
Total assets	63,459	68,879	33,778
Current liabilities:
Accounts payable	8,563	4,460	2,104
Accrued liabilities	3,040	4,380	3,023
Deferred revenue, current portion	1,017	1,209	193
Deferred revenue from related parties, current portion	31	131	131
Capital lease obligations, current portion	1,680	1,401	207
Debt, current portion	123	157	8,572
Total current liabilities	14,454	11,738	38,933
Convertible notes payable, current portion			22,518
Deferred revenue, less current portion	695	744	937
Deferred revenue from related parties, less current portion	404	628	759
Capital lease obligations, less current portion	1,059	1,134	195
Debt, less current portion	12,312	12,280	7,766
Other liabilities	574	571	481
Total liabilities	29,498	27,095	68,413
Commitments and contingencies
Stockholders' equity (deficit):
Preferred stock value
Common stock
Additional paid in capital	149,643	147,220	1,322
Accumulated deficit	(115,682)	(105,436)	(75,569)
Total stockholders' equity (deficit)	33,961	41,784	(74,247)
Total liabilities and stockholders' equity	63,459	68,879	33,778
Convertible notes payable, less current portion			19,342
Temporary equity
Preferred stock
Series A convertible preferred stock [Member]
Temporary equity
Preferred stock			3,747
Series B convertible preferred stock [Member]
Temporary equity
Preferred stock			10,758
Series C convertible preferred stock [Member]
Temporary equity
Preferred stock			25,107
Preferred stock [Member]
Current liabilities:
Warrant liability			1,884
Common stock [Member]
Current liabilities:
Warrant liability			$ 301